United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3385

(Investment Company Act File Number)

Federated MDT Stock Trust
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/2011

Date of Reporting Period:  Quarter ended 01/31/2011

Item 1.                      Schedule of Investments

Federated MDT Stock Trust

Portfolio of Investments

January 31, 2011 (unaudited)

Shares			Value
		COMMON STOCKS – 98.0%
		Basic Industries – 0.8%
13,821	[1]	Owens-Illinois, Inc.	407,581
17,072		Sherwin-Williams Co.	1,446,511
		TOTAL	1,854,092
		Capital Goods – 6.7%
42,774		Lockheed Martin Corp.	3,404,810
123,138		Northrop Grumman Corp.	8,533,463
51,751		Raytheon Co.	2,587,033
24,045		Waste Management, Inc.	910,584
		TOTAL	15,435,890
		Consumer Cyclicals – 15.5%
268,539		CVS Caremark Corp.	9,184,034
224,985	[1]	DIRECTV Group, Inc., Class A	9,537,114
242,596		Time Warner, Inc.	7,629,644
169,186		Wal-Mart Stores, Inc.	9,486,259
		TOTAL	35,837,051
		Consumer Durables – 0.8%
7,381	[1]	AutoZone, Inc.	1,871,305
		Consumer Staples – 7.2%
30,960		Campbell Soup Co.	1,056,975
23,858		Dr. Pepper Snapple Group, Inc.	845,289
23,391		General Mills, Inc.	813,539
25,789		Lorillard, Inc.	1,940,364
147,387		Procter & Gamble Co.	9,304,541
9,504	[1]	Ralcorp Holdings, Inc.	581,645
52,468		Sara Lee Corp.	890,382
66,065	[1]	Smithfield Foods, Inc.	1,315,354
		TOTAL	16,748,089
		Energy – 8.9%
105,015		Chevron Corp.	9,969,074
10,472		Devon Energy Corp.	928,762
386,636		Valero Energy Corp.	9,805,089
		TOTAL	20,702,925
		Financial Services – 25.8%
160,338		Ameriprise Financial, Inc.	9,884,838
134,146		Assurant, Inc.	5,262,547
111,582		Assured Guaranty Ltd.	1,613,476
105,477		Capital One Financial Corp.	5,079,772
157,537		Chubb Corp.	9,126,118
12,674		Discover Financial Services	260,958
26,126		Endurance Specialty Holdings Ltd.	1,214,598
311,828		Hartford Financial Services Group, Inc.	8,662,582
45,496		Protective Life Corp.	1,254,325
10,818		RenaissanceRe Holdings Ltd.	709,877
169,945		The Travelers Cos., Inc.	9,561,106
86,084		Torchmark Corp.	5,363,033
56,872		Validus Holdings Ltd.	1,728,909
		TOTAL	59,722,139

Shares			Value
		Health Care – 21.9%
159,502		Aetna, Inc.	5,253,996
28,949		AmerisourceBergen Corp.	1,038,111
121,958	[1]	Amgen, Inc.	6,717,447
39,412	[1]	Biogen Idec, Inc.	2,580,304
283,427		Bristol-Myers Squibb Co.	7,136,692
9,786		Cardinal Health, Inc.	406,217
67,597	[1]	Forest Laboratories, Inc., Class A	2,180,679
30,897	[1]	Health Net, Inc.	881,491
256,190		UnitedHealth Group, Inc.	10,516,599
140,571	[1]	Wellpoint, Inc.	8,732,270
88,999	[1]	Zimmer Holdings, Inc.	5,265,181
		TOTAL	50,708,987
		Information Technology – 8.9%
136,420		Activision Blizzard, Inc.	1,540,182
135,787	[1]	Arrow Electronics, Inc.	5,132,749
162,361	[1]	Avnet, Inc.	5,783,299
17,984	[1]	SunPower Corp., Class A	241,705
34,129	[1]	Tech Data Corp.	1,600,991
96,250		Texas Instruments, Inc.	3,263,837
25,390	[1]	Thermo Fisher Scientific, Inc.	1,454,085
89,888	[1]	Vishay Intertechnology, Inc.	1,483,152
		TOTAL	20,500,000
		Public Utilities – 1.1%
31,267		Dominion Resources, Inc.	1,361,365
15,749		Entergy Corp.	1,136,605
3,414		Telephone and Data Systems, Inc.	122,051
		TOTAL	2,620,021
		Transportation – 0.4%
12,323		CSX Corp.	870,004
		TOTAL COMMON STOCKS (IDENTIFIED COST $197,059,427)	226,870,503
		MUTUAL FUNDS – 1.4%
$3,344,807	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	3,344,807
		TOTAL INVESTMENTS — 99.4% (IDENTIFIED COST $200,404,234)[4]	230,215,310
		OTHER ASSETS AND LIABILITIES - NET — 0.6%[5]	1,380,659
		TOTAL NET ASSETS — 100%	$231,595,969
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	At January 31, 2011, the cost of investments for federal tax purposes was $200,404,234. The net unrealized appreciation from investments was $29,811,076. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $31,976,595and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,165,519.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations,from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated MDT Stock Trust

By                      /S/ Richard A. Novak_

Richard A. Novak
Principal Financial Officer

Date                      March 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                      /S/ J. Christopher Donahue

J. Christopher Donahue
Principal Executive Officer

Date                      March 23, 2011

By                      /S/ Richard A. Novak

Richard A. Novak
Principal Financial Officer

Date                      March 23, 2011